(KITCOLE STRATEGIC GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2002

                      (KITCOLE STRATEGIC GROWTH FUND LOGO)

"This is a bad day. I'm glad that I am working and live in a country, where, when we have a bad day, we fix it." 1<F1>

                                   James M. Heflin, Jr., chief flight director-
                                   Johnson Space Center, Houston, Texas

OUTLOOK FOR 2003
----------------

Following a year of volatility in both the economy and financial markets, (see "Summary of 2002" below), economists surveyed by the Wall Street Journal are forecasting a more stable, if modest economic recovery in 2003, with gradually building momentum throughout the year.2<F2>

                WALL STREET JOURNAL FORECASTING SURVEY FOR 2003
                       AVERAGE FORECAST OF 55 ECONOMISTS
                      U.S. GROSS DOMESTIC PRODUCT (G.D.P.)
                                     2003E

                                           1QE     2QE    3QE     4QE    FYE
                                           ---     ---    ---     ---    ---
     Rate of Growth of U.S. G.D.P.         2.7     3.2    3.7     3.7    3.33
     Published January 2, 2003

Fundamentally, the U.S. economy appears to be in reasonable shape. Corporate earnings seem to be stabilizing with fewer disappointments, unemployment remains at 6%, a rate considerably lower than the 7.9% peaks of the last recession of 1990-1991, inflation is subdued and increasing at an average annual rate in 2002 of only 1.6%, and interest rates are expected to remain low throughout much of the 2003.

1<F1> Bragg, Rick and Yardley, Jim, "Once Again, Spaceflight's Hometown Loses Its Heroes", New York Times, February 2, 2003, p18.
2<F2> Hilsenrath, Jon E and Ford, Constance Mitchell, "Economists Expect Spending by Business to Lead Recovery", Wall Street Journal, Vol CCXLI No. 1, January 2, 2003. p1.

Macroeconomic events and wounds of the past years, however, currently dominate investors and corporate decision-making and overshadow the improvements that are being evidenced in the economy. Concerns about potential warfare in Iraq and political conflict with North Korea, reservations regarding war-and tax-relief-related U.S. budget deficits and worries about preservation of capital, all "swords of Damocles" threatening investor strategies.

Interestingly, as investors continue to focus on international events, the underlying economy continues to mend itself, setting the stage for both economic and stock market revival, when macroeconomic news no longer dominates policy maker and investor attention.

RE-CAP OF 2002 - A VERY BAD YEAR.
---------------------------------

The U. S. economy recovered at a modest 2.4% growth rate of the U.S. Gross Domestic Product (GDP) in 2002 from the near-recession growth rate of the economy in 2001 of 0.3%.

                      U.S. GROSS DOMESTIC PRODUCT (G.D.P.)
                             (seasonally adjusted)

          YEAR                                  2000      2001      2002
          ----                                  ----      ----      ----
          Rate of Growth of U.S. G.D.P.         3.8       0.3       2.4
          (seasonally adjusted)

However, the growth in the economy quarter by quarter was not linear, but lumpy, resulting in a year of roller coaster rides and crash landings. As can be seen by the following chart, the robust growth of 5% in the first quarter 2002 was followed by a sharp slowdown to a growth rate of 1.3% in the second quarter. Third quarter snapped by to a 4% growth, which in turn fell off the cliff to a mere .7% in the fourth and final quarter of the year.

                      U.S. GROSS DOMESTIC PRODUCT (G.D.P.)
                             (seasonally adjusted)
                                      2002

              1Q          2Q           3Q          4Q           FY
              --          --           --          --           --
             5.0          1.3         4.0          0.7         2.4

The stock markets, which anticipate economic activity by at least one quarter, reflected the roller-coaster ride. As a result of investor worry about a slowdown from the first quarter of 2002 to the second quarter of 2002, the S&P 500 was off slightly (-0.01%) in the first three months of the year. The prospect of improvement in the economy in the third quarter was overshadowed by headlines of corporate malfeasance and large enterprise bankruptcies, (Enron, Arthur Anderson, Worldcom, United), causing the decline in the stock markets to continue in the second quarter. Indications that consumers were curtailing holiday spending and that the fourth quarter activity would again slow, led to a further decline in the stock markets in the third quarter. Finally, hope that 2003 would bring with it more sustained economy recovery, prompted a healthy rally in the last quarter of the year.

            U.S. GROSS DOMESTIC PRODUCT (G.D.P.)-SEASONALLY ADJUSTED
                       STANDARD & POOR'S 500(S&P 500) AND
                          NASDAQ STOCK MARKET INDICES
                                      2002

     QUARTER                   1Q         2Q        3Q         4Q         FY
     -------                   --         --        --         --         --
     U.S. GDP growth rate      5.0        1.3       4.0       0.7         2.4
     S&P 500 Performance      -0.06     -13.73     17.63      7.91      -23.37
     Nasdaq Composite         -5.39     -20.71     19.90     13.95      -31.53

The fourth quarter rally, however, was not enough to prevent 2002 from ending substantially in the red and marking the first time since the bear market of 1946-1949 that the stock markets were down three years in a row. Combining the length of time that the stock market has been in a down turn and the magnitude of decline in prices from peak of March 2000 to the lows set in October 2002, this bear market has been the worst in over 70 years. One must go back to the 1930's for similar comparisons.

                            BEAR MARKETS SINCE 1929

                                                    Average Duration:

    September 1929 to June 1932           (-86.2%)         33
September 1932 to February 1933           (-39.0%)          5
        July 1933 to March 1935           (-33.9%)         20
       March 1937 to March 1938           (-54.5%)         12
    November 1938 to April 1942           (-45.8%)         41
          May 1946 to June 1949           (-29.6%)         37
    August 1956 to October 1957           (-21.6%)         14
     December 1961 to June 1962           (-28.0%)          6
  February 1966 to October 1966           (-22.2%)          8
      November 1968 to May 1970           (-36.1%)         18
   January 1973 to October 1974           (-48.0%)         21
    December 1976 to March 1978           (-19.2%)         15
   November 1980 to August 1982           (-27.8%)         21
   August 1987 to December 1987           (-34.5%)          4
      July 1990 to October 1990           (-20.4%)          3
      July 1998 to October 1998           (-19.6%)          3
    March 2000 to December 2002           (-50.0%)         33


                                Average Decline:
                                     -36.3%

Summary:
--------

2003 continues to be a challenging environment for investors who are faced with balancing the goal of preservation with that of eventual recovery of portfolio assets. It is a good time to bear in mind that while there will continue to be volatility in the financial markets until international events resolve themselves, that such a resolution will take place, removing an important barrier to investor confidence and a more normal stock market environment.

/s/Kit M. Cole

Kit M. Cole
Portfolio Manager
Kit Cole Strategic Growth Fund

The above outlook reflects the opinion of the adviser, is subject to change, and any forecasts made cannot be guaranteed. Mutual fund investing involves risks, including potential loss of principal. Securities mentioned do not reflect current fund holdings and are not recommendations to buy or sell any security. Past performance does not guarantee future results. The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index. This report is only authorized for use when preceded or accompanied by a prospectus.

The Kit Cole Strategic Growth Fund is distributed by Quasar Distributors, LLC. (03/03)

KIT COLE STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2002 (Unaudited)

NUMBER OF                                                             MARKET
  SHARES                                                               VALUE
---------                                                             ------
             COMMON STOCK - 92.18%

             CONSUMER DISCRETIONARY - 18.79%

             APPAREL RETAIL - 5.82%
   8,400     Chico's FAS, Inc.*<F3>                                 $  158,844
                                                                    ----------

             BROADCASTING & CABLE TV - 2.87%
   2,100     Clear Channel Communications, Inc.*<F3>                    78,309
                                                                    ----------

             COMPUTER & ELECTRONICS RETAIL - 4.25%
   4,800     Best Buy Co., Inc.*<F3>                                   115,920
                                                                    ----------

             HOME IMPROVEMENT RETAIL - 2.96%
   2,150     Lowe's Companies, Inc.                                     80,625
                                                                    ----------

             SPECIALTY STORES - 2.89%
   4,600     PETsMART, Inc.*<F3>                                        78,798
                                                                    ----------

             CONSUMER DISCRETIONARY Total                              512,496
                                                                    ----------

             FINANCIALS - 9.65%

             CONSUMER FINANCE - 2.29%
   2,100     Capital One Financial Corporation                          62,412
                                                                    ----------

             DIVERSIFIED FINANCIAL SERVICES - 7.36%
   1,000     The Bear Stearns Companies Inc.                            59,400
   2,075     The Goldman Sachs Group, Inc.                             141,307
                                                                    ----------
                                                                       200,707
                                                                    ----------
             FINANCIALS Total                                          263,119
                                                                    ----------

             HEALTH CARE - 15.33%

             HEALTH CARE DISTRIBUTORS & SERVICES - 4.57%
   1,000     Express Scripts, Inc.*<F3>                                 48,040
   3,300     Laboratory Corporation of America Holdings*<F3>            76,692
                                                                    ----------
                                                                       124,732
                                                                    ----------

             HEALTH CARE EQUIPMENT - 2.57%
   2,500     Baxter International Inc.                                  70,000
                                                                    ----------

             HEALTH CARE FACILITIES - 4.32%
   7,175     Tenet Healthcare Corporation*<F3>                         117,670
                                                                    ----------

             PHARMACEUTICALS - 3.87%
   4,000     Biovail Corporation*<F3>                                  105,640
                                                                    ----------
             HEALTH CARE Total                                         418,042
                                                                    ----------

             INDUSTRIALS - 6.21%

             DIVERSIFIED COMMERCIAL SERVICES - 2.30%
   6,000     Cendant Corporation*<F3>                                   62,880
                                                                    ----------

             INDUSTRIAL CONGLOMERATES- 3.91%
   4,375     General Electric Company                                  106,531
                                                                    ----------
             INDUSTRIALS Total                                         169,411
                                                                    ----------

             INFORMATION TECHNOLOGY - 42.20%

             APPLICATION SOFTWARE - 11.99%
   5,800     Advent Software, Inc.*<F3>                                 79,054
   1,000     Electronic Arts Inc.*<F3>                                  49,770
   4,750     PeopleSoft, Inc.*<F3>                                      86,925
   6,000     Siebel Systems, Inc.*<F3>                                  44,880
   5,000     THQ Inc.*<F3>                                              66,250
                                                                    ----------
                                                                       326,879
                                                                    ----------

             COMPUTER HARDWARE - 3.73%
   3,800     Dell Computer Corporation*<F3>                            101,612
                                                                    ----------

             ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.45%
  11,500     Flextronics International Ltd.*<F3>                        94,185
                                                                    ----------

             INTERNET SOFTWARE & SERVICES - 2.45%
  24,500     Retek Inc.*<F3>                                            66,640
                                                                    ----------

             NETWORKING EQUIPMENT - 3.03%
   6,300     Cisco Systems, Inc.*<F3>                                   82,530
                                                                    ----------

             SEMICONDUCTOR EQUIPMENT - 2.98%
   2,300     KLA-Tencor Corporation*<F3>                                81,351
                                                                    ----------

             SEMICONDUCTORS - 4.89%
   4,350     Intel Corporation                                          67,730
   5,700     NVIDIA Corporation*<F3>                                    65,607
                                                                    ----------
                                                                       133,337
                                                                    ----------

             SYSTEMS SOFTWARE - 5.08%
   3,200     Adobe Systems Incorporated                                 79,363
   4,800     NetIQ Corporation*<F3>                                     59,280
                                                                    ----------
                                                                       138,643
                                                                    ----------

             TELECOMMUNICATIONS EQUIPMENT - 4.60%
   8,100     Nokia Oyj                                                 125,550
                                                                    ----------
             INFORMATION TECHNOLOGY Total                            1,150,727
                                                                    ----------
             COMMON STOCK TOTAL
               (COST $3,217,802)                                     2,513,795
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             CASH AND EQUIVALENTS - 5.16%

             VARIABLE RATE DEMAND NOTES - 5.16%
 $91,129     Wisconsin Corporate Central Credit Union, 1.0900%,#<F4>    91,129
  49,430     Wisconsin Electric Power Company, 1.0414%,#<F4>            49,430
                                                                    ----------
             TOTAL CASH AND EQUIVALENTS
               (COST $140,559)                                         140,559
                                                                    ----------
             TOTAL INVESTMENTS - 97.34%
               (COST $3,358,361)                                     2,654,354
                                                                    ----------
             Other Assets in Excess of Liabilities - 2.66%              72,540
                                                                    ----------
             TOTAL NET ASSETS - 100.00%                             $2,726,894
                                                                    ----------
                                                                    ----------

*<F3>  Non-income producing security.
#<F4> Variable rate demand notes are considered short-term obligations and are payable on demand at the market value. The interest rates change periodically at specified dates. The rates shown are as of December 31, 2002.

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002 (Unaudited)

ASSETS:
   Investments in securities, at market value (cost: $3,358,361)    $2,654,354
   Dividends and interest receivable                                     2,338
   Receivable from Advisor                                              10,239
   Receivable for fund shares Issued                                   107,611
   Other assets                                                         17,527
                                                                    ----------
   Total assets                                                      2,792,069
                                                                    ----------

LIABILITIES:
   Payable for fund shares purchased                                    14,932
   Accrued expenses                                                     50,243
                                                                    ----------
   Total liabilities                                                    65,175
                                                                    ----------
   Total net assets                                                 $2,726,894
                                                                    ----------
                                                                    ----------

NET ASSETS CONSIST OF:
   Capital stock                                                    $7,942,441
   Accumulated undistributed net realized loss on investments       (4,511,540)
   Unrealized depreciation on investments                             (704,007)
                                                                    ----------

   Total net assets                                                 $2,726,894
                                                                    ----------
                                                                    ----------

   Shares outstanding (unlimited shares of no par value authorized)    830,245

   Net asset value, offering and redemption price per share         $     3.28
                                                                    ----------
                                                                    ----------

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (Unaudited)

INVESTMENT INCOME:
   Dividend income                                                   $   4,733
   Interest income                                                       5,507
                                                                     ---------
   Total investment income                                              10,240
                                                                     ---------

   Administration fees                                                  28,152
   Advisory fees                                                        20,300
   Shareholder servicing fees and expenses                              15,088
   Professional fees                                                    13,248
   Fund accounting fees                                                 11,776
   Federal and state registration                                        9,200
   Custody fees                                                          4,232
   Distribution (12b-1) fees                                             4,060
   Trustees fees and expenses                                            2,208
   Insurance                                                             1,840
                                                                     ---------

   Total expenses before Advisor reimbursement                         110,104
   Less fees and expenses reimbursed and waived by Advisor             (77,624)
                                                                     ---------
   Net expenses                                                         32,480
                                                                     ---------
   Net investment loss                                                 (22,240)
                                                                     ---------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS :
   Net realized loss on investments                                   (446,445)
   Net change in unrealized depreciation on investments               (399,384)
                                                                     ---------
   Net realized and unrealized loss on investments                    (845,829)
                                                                     ---------

   Net decrease in net assets resulting from operations              $(868,069)
                                                                     ---------
                                                                     ---------

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS          YEAR
                                                    ENDED             ENDED
                                              DECEMBER 31, 2002   JUNE 30, 2002
                                              -----------------   -------------
                                                 (UNAUDITED)
OPERATIONS:
   Net investment loss                          $    (22,240)     $    (61,279)
   Net realized loss on investments                 (446,445)       (2,062,881)
   Net change in unrealized
     appreciation (depreciation) on investments     (399,384)          254,552
                                                 -----------       -----------
   Net decrease in assets
     resulting from operations                      (868,069)       (1,869,608)
                                                 -----------       -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                         282,224         2,012,860
   Cost of shares redeemed                          (686,935)       (1,326,437)
                                                 -----------       -----------
   Net increase (decrease) in net assets
     from capital share transactions                (404,711)          686,423
                                                 -----------       -----------

TOTAL DECREASE IN NET ASSETS                      (1,272,780)       (1,183,185)
                                                 -----------       -----------

NET ASSETS:
   Beginning of period                             3,999,674         5,182,859
                                                 -----------       -----------

   End of period                                 $ 2,726,894       $ 3,999,674
                                                 -----------       -----------
                                                 -----------       -----------

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

                                                       SIX MONTHS             YEAR       NOVEMBER 7, 20001<F5>
                                                         ENDED               ENDED              THROUGH
                                                   DECEMBER 31, 2002     JUNE 30, 2002       JUNE 30, 2001
                                                   -----------------     -------------       -------------
                                                      (UNAUDITED)
NET ASSET VALUE:
   Beginning of period                                    $4.25               $6.57              $10.00
                                                          -----               -----              ------
OPERATIONS:
   Net investment loss2<F6>                               (0.03)              (0.07)              (0.05)
   Net realized and unrealized
     loss on investment securities                        (0.94)              (2.25)              (3.38)
                                                          -----               -----              ------
       Total from operations                              (0.97)              (2.32)              (3.43)
                                                          -----               -----              ------

NET ASSET VALUE:
   End of period                                          $3.28               $4.25              $ 6.57
                                                          -----               -----              ------
                                                          -----               -----              ------

Total return                                            -22.82%3<F7>        -35.31%             -34.30%3<F7>

Net assets at end of period
  (000s omitted)                                         $2,727              $4,000              $5,183

RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
   Before expense reimbursement                           6.78%4<F8>          5.44%               5.00%4<F8>
   After expense reimbursement                            2.00%4<F8>          2.00%               2.00%4<F8>

RATIO OF NET INVESTMENT
  LOSS TO AVERAGE NET ASSETS:
   Before expense reimbursement                         (6.15)%4<F8>        (4.87)%             (4.16)%4<F8>
   After expense reimbursement                          (1.37)%4<F8>        (1.43)%             (1.16)%4<F8>
   Portfolio turnover rate                                  75%                134%                 82%3<F7>

1<F5>  Commencement of Operations.
2<F6> Net investment loss per share is calculated using the ending balances prior to consideration or adjustment for permanent book-to-tax differences.
3<F7>  Not annualized.
4<F8>  Annualized.

              See accompanying Notes to the Financial Statements.

KIT COLE STRATEGIC GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
For the Six Months Ended December 31, 2002 (Unaudited)

1. ORGANIZATION   The Kit Cole Strategic Growth Fund (the "Fund") is a series of Kit Cole Investment Trust (the "Trust"), a business trust organized on March 27, 2000 in the state of Delaware and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. Kit Cole Strategic Growth
                  Fund is currently the only series of the Trust. The Fund commenced operations on November 7, 2000. Kit Cole
                  Investment Advisory Services, Inc. serves as the investment advisor (the "Advisor") for the Fund and is responsible for managing the Fund's portfolio of securities.

2. SIGNIFICANT    a) Organization and Prepaid Registration Expenses
   ACCOUNTING     Expenses incurred by the Trust in connection with the
   POLICIES       organization and the initial public offering of shares were expensed as incurred. Prepaid registration expenses are deferred and amortized over the period of benefit.

                  b) Investment Valuation
                  Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of most recent quoted bid and ask prices. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, if that is earlier. Corporate bonds, U.S. Government securities and money market instruments are valued at the close of the NYSE. The value of these securities used in computing the NAV of each class is determined as of such time. Variable rate demand notes are valued at amortized cost, which approximates market value.

                  c) Federal Income Taxes
                  The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required. Accounting principles generally accepted in the United States require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

                  The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2002, the Fund had accumulated capital loss carryforwards for tax purposes of $2,002,214 and $2,018,188 which will expire on June 30, 2009 and June 30, 2010, respectively.

                  d) Use of Estimates
                  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                  e) Other
                  Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security.

3. AGREEMENTS     The Trust has an Investment Advisory Agreement (the
                  "Agreement") with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.25% of the Fund's average daily net assets.

                  The Advisor has agreed to voluntarily waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) do not exceed 2.00% of its average daily net assets until September 30, 2003. After September 30, 2003, the Advisor may terminate or revise the total annual operating expense limitations at any time. Any waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 2.00%, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of five years from the date such amount was waived or reimbursed. Accordingly, waived/reimbursed expenses subject to potential recovery by year of expiration are as follows:

                          Year of Expiration       Recoverable Amount
                          ------------------       ------------------
                               6/30/05                 $ 80,743
                               6/30/06                  108,974
                               6/30/07                  147,312
                               6/30/08                   77,624

4. DISTRIBUTION   The Trust, on behalf of the Fund, has adopted a distribution
   PLAN           plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1
                  Plan"), which provides that the Fund may reimburse the Fund's distributor or others at an annual rate of up to 0.25% of the average daily net assets attributable to its shares.
                  Payments under the 12b-1 Plan shall be used to compensate or reimburse the Fund's distributor or others for services provided and expenses incurred in connection with the sale of shares and are tied to the amounts of actual expenses incurred.

5. INVESTMENT     The aggregate purchases and sales of securities, excluding
   TRANSACTIONS   short-term investments, by the Fund for the six month period ended December 31, 2002 were as follows:

                            Purchases                       Sales
                            ---------                       -----
                       U.S.                          U.S.
                    Government       Other        Government       Other
                    ----------       -----        ----------       -----
                        $0         $2,316,242         $0         $1,893,251

                  At December 31, 2002, the cost of investments for tax purposes was $3,358,361. At December 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                      Appreciation                                   $  81,041
                      (Depreciation)                                  (785,048)
                                                                     ---------
                      Net unrealized depreciation of investments     $(704,007)
                                                                     ---------
                                                                     ---------

6. SHARES OF                                      Six Months          Year
   BENEFICIAL                                       Ended             Ended
   INTEREST                                   December 31, 2002   June 30, 2002
                                              -----------------   -------------

                  Shares sold                       80,927           417,564
                  Shares redeemed                 (190,936)         (266,330)
                                                  --------          --------
                  Net increase (decrease)
                    in shares                     (110,009)          151,234

                  Shares outstanding:
                  Beginning of period              940,254           789,020
                                                  --------          --------
                  End of period                    830,245           940,254
                                                  --------          --------
                                                  --------          --------

7. ADDITIONAL DISCLOSURE
   REGARDING FUND TRUSTEES
   AND OFFICERS (UNAUDITED)

INDEPENDENT TRUSTEES:

                                                                                           # OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND
                   POSITION(S)     TERM OF OFFICE                                         COMPLEX
 NAME, AGE          HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION             OVERSEEN    OTHER DIRECTORSHIPS
AND ADDRESS         THE TRUST        TIME SERVED       DURING PAST FIVE YEARS           BY TRUSTEE     HELD BY TRUSTEE
-----------         ---------        -----------       ----------------------           ----------     ---------------
Deborah J.           Trustee       Indefinite Term,  Chairperson, San Francisco              1               None
  Magowan                          2 Years Served    Fall Antique show, 1996 to
(56)                                                 present; Trustee, The
2760 Divisidero St.                                  Hamlin's School, 1990-1996.
San Francisco, CA
94123

Lilly Stamets        Trustee       Indefinite Term,  Executive Vice President,               1               None
(55)                               2 Years Served    California Host (corporate &
16 Underhill Rd.                                     meeting event company),
Mill Valley, CA                                      2001 - Present; Retail
94941                                                Operations Manager, The
                                                     Academy Store (retail store
                                                     at the California Academy of
                                                     Sciences), 1995 - 2001;
                                                     Principal, Premier Consulting
                                                     Services (retailer consultants),
                                                     1995 - Present.

INTERESTED TRUSTEES:

                                                                                           # OF
                                                                                        PORTFOLIOS
                                                                                          IN FUND
                   POSITION(S)     TERM OF OFFICE                                         COMPLEX
 NAME, AGE          HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION             OVERSEEN    OTHER DIRECTORSHIPS
AND ADDRESS         THE TRUST        TIME SERVED       DURING PAST FIVE YEARS           BY TRUSTEE     HELD BY TRUSTEE
-----------         ---------        -----------       ----------------------           ----------     ---------------
Kit M. Cole          Trustee       Indefinite Term,  CEO and Founder, Kit Cole               1       San Rafael Bancorp
(61)                 and           2 Years Served    Investment Advisory Services,                   Community Bankshares,
851 Irwin Street     Chairperson                     1977 - Present.                                 LP; Shoreline Capital
San Rafael, CA                                                                                       Partners, LP; New West
94901                                                                                                Bancshares, Inc.;
                                                                                                     Novato Community
                                                                                                     Bank; Kit Cole
                                                                                                     Investment Advisory
                                                                                                     Services; Cole Financial
                                                                                                     Ventures, Inc.; Marin
                                                                                                     Advisors, Inc.

                                    ADVISOR
                     Kit Cole Investment Advisory Services
                          851 Irwin Street, Suite 301
                              San Rafael, CA 94901

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                       615 E. Michigan Street, Suite 200
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                              FUND ADMINISTRATION,
                                FUND ACCOUNTING,
                            TRANSFER AGENT, DIVIDEND
                                  PAYING AGENT
                        U.S. Bancorp Fund Services, LLC
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                             180 N. Stetson Avenue
                               Chicago, IL 60601

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105